Inventory (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Write down of inventories, beginning balance	$ (95,602)	$ (29,749)
Additions	(28,428)	(69,761)
Reversals	89,200	4,634
Exchange variation (losses)	(3,680)	(726)
Write down of inventories, ending balance	$ (38,510)	$ (95,602)